UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2907

WADDELL & REED ADVISORS HIGH INCOME FUND, INC.

(Exact Name as Specified in Charter)

6300 Lamar Avenue, Overland Park, Kansas 66202-4200

(Address of Principal Executive Office) (Zip Code)

Kristen A. Richards, 6300 Lamar Avenue, Overland Park, Kansas 66202-4200

(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code (913) 236-2000

Date of fiscal year end: September 30

Date of reporting period: July 1, 2005 to June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to Section 30 of the Investment Company Act of 1940 and Rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

WADDELL & REED ADVISORS HIGH INCOME FUND, INC.

Proxy Voting Record

Vote Summary Report
Jan 01, 2006 - Mar 31, 2006

28 W&R Advisors High Income

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

03/20/06 - WC	IWO Holdings, Inc.		45071TAE5		03/02/06		3,150,000
	1	THE PROPOSED AMENDMENTS	None	For			Mgmt

03/20/06 - WC	IWO Holdings, Inc.		45071TAF2		03/02/06		800,000
	1	THE PROPOSED AMENDMENTS	None	For			Mgmt

02/27/06 - WC	US Unwired Inc.		90338RAF1		02/09/06		2,000,000
	1	PROPOSED AMENDMENTS	None	For			Mgmt

02/27/06 - WC	US Unwired Inc.		90338RAG9		02/09/06		6,675,000
	1	PROPOSED AMENDMENTS	None	For			Mgmt

Vote Summary Report
Apr 01, 2006 - Jun 30, 2006

28 W&R Advisors High Income

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

05/14/06 - WC	Adelphia Communications Corp. *ADELQ*		006848303		11/28/05		17,500
	1	DEBTORS FOURTH AMENDED JOINT PLAN OF REORGANIZATION UNDER CHAPTER 11 OF THE BANKRUPTCY CODE DATED NOVEMBER 21, 2005.M	None	Against			Mgmt

05/23/06 - A	Diamond Offshore Drilling, Inc. *DO*		25271C102		03/27/06		13,900
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

05/09/06 - A	Dresser-Rand Group Inc. *DRC*		261608103		03/31/06		54,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

05/10/06 - A	Forest Oil Corp. *FST*		346091705		03/22/06		117,400
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

05/26/06 - A	Phelps Dodge Corp. *PD*		717265102		04/06/06		65,400
	1	Elect Directors	For	For			Mgmt
	2	Approve Non-Employee Director Stock Option Plan	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt

05/10/06 - A	Pinnacle Entertainment, Inc. *PNK*		723456109		04/03/06		103,000
	1	Elect Directors	For	For			Mgmt
	2	Amend Omnibus Stock Plan	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt

05/18/06 - A	The Williams Companies, Inc. *WMB*		969457100		03/27/06		140,400
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Require a Majority Vote for the Election of Directors	Against	For			ShrHoldr

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WADDELL & REED ADVISORS HIGH INCOME FUND, INC.
(Registrant)

By: /s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date: August 31, 2006

By: /s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: August 31, 2006